General and administrative expenses by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of selling general and administrative expenses [line items]
Payroll, charges and benefits	R$ (120,172)	R$ (104,884)	R$ (116,502)
Transportation	(492)	(275)	(570)
Advisory services	(33,535)	(12,224)	(17,196)
Depreciation/amortization/depletion	(35,633)	(26,846)	(31,326)
Lease of real estate, equipment and vehicles	(3,942)	(4,034)	(4,973)
Legal advisory services	(59,238)	(16,896)	(22,084)
Travel and lodging	(6,454)	(4,211)	(4,856)
Equipment maintenance	(617)	(806)	(1,720)
System maintenance	(659)	(1,838)	(986)
Provision for legal proceedings	(32,824)	(57,775)	583
Consumer materials	(2,831)	(4,001)	(4,688)
Third-party services	(5,601)	(5,103)	(3,907)
Other	(25,288)	(17,639)	(22,825)
Total general and administrative expenses	R$ (327,286)	R$ (256,532)	R$ (231,050)